Employee Termination and Other Charges - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2023	Aug. 31, 2023	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Restructuring Cost and Reserve [Line Items]
Gain (Loss) on Disposition of Other Assets			$ 1	$ 60
Sale leaseback gain	$ 60
The Flash Business of Western Digital Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Gain (Loss) on Sale of Assets and Asset					$ 5
Gain (Loss) on Disposition of Other Assets					60	$ 0	$ (3)
Gain loss on divestitures business							9
Sale leaseback gain		$ 60			$ 60
The Flash Business of Western Digital Corporation [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Gain (Loss) on Disposition of Other Assets						$ 1	$ 3